Cover Page	Sep. 14, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	Fifth Third Bancorp
Amendment Flag	false
Entity Central Index Key	0000035527
Entity Incorporation, State or Country Code	OH
Entity File Number	001-33653
Entity Tax Identification Number	31-0854434
Entity Address, Address Line One	Fifth Third Center
Entity Address, Address Line Two	38 Fountain Square Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45263
City Area Code	800
Local Phone Number	972-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	FITB
Security Exchange Name	NYSE
Depositary Shares Representing a 1/1000th Ownership Interest in a Share of
Entity Information [Line Items]
Title of 12(b) Security	6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series I
Trading Symbol	FITB PrI
Security Exchange Name	NYSE
Depositary Shares Representing a 1/40th Ownership Interest in a Share of
Entity Information [Line Items]
Title of 12(b) Security	6.00% Non-Cumulative Perpetual Class B Preferred Stock, Series A
Trading Symbol	FITB PrA
Security Exchange Name	NYSE
Depositary Shares Representing a 1/1000th Ownership Interest in a Share of
Entity Information [Line Items]
Title of 12(b) Security	4.95% Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	FITB PrK
Security Exchange Name	NYSE
Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M
Entity Information [Line Items]
Title of 12(b) Security	6.875% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series M
Trading Symbol	FITB PrM
Security Exchange Name	NYSE